Significant Accounting Policies - Recent Accounting Pronouncements, Insurance Claims (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance Claims [Abstract]
Insurance claims raised	$ 92	$ 1,058	$ 0